BASIS OF CONSOLIDATION AND INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CSN Islands VII Corp [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions
CSN Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and financial transactions
CSN Islands XII Corp [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions
CSN Steel SLU [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and financial transactions
TdBB SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests
Sepetiba Tecon S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Port services
Minerios Nacional S.A. [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Mining and Equity interests
Companhia Florestaldo Brasil [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Reforestation
Estanho De Rondonia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Tin Mining
Companhia Metalurgica Prada [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.89%
Core business	Manufacture of containers and distribution of steel products
CSN Mineracao SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Mining
CSN Energia SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Sale of electric power
FTL Ferrovia Transnordestina Logistica SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	92.71%	92.71%
Core business	Railroad logistics
Nordeste Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Port services
CSN Inova Ltd [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Advisory and implementation of new development projec
CBSI Companhia Brasileira De Servicos De Infraestrutura [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Services render
CSN Cimentos Brasil SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.99%
Core business	Manufacturing and sale of cement
Berkeley Participacoes E Empreendimentos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Electric power generation and equity interests
CSN Inova Solucoes SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.90%
Core business	Equity interests
CSN ParticipacoesI [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
Circula Mais Servicos De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	0.10%	0.10%
Core business	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participacoes III [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
CSN Participacoes IV [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
CSN Participacoes V [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.90%	99.90%
Core business	Equity interests
CSN Incorporacao E Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%
Core business	Equity interests
Lusosider Projectos Siderurgicos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Equity interests and product sales
Lusosider Acos Planos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	99.99%
Core business	Steel and Equity interests
CSN Resources SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions and Equity interests
Companhia Brasileira De Latas [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.88%
Core business	Sale of cans and packages in general and Equity interests
Companhia De Embalagens Metalicas MMSA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.88%	99.87%
Core business	Production and sale of cans and related activities
Companhia De Embalagens Metalicas MTM [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.88%	99.87%
Core business	Production and sale of cans and related activities
CSN Productos Siderurgicos SL [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions, product sales and Equity interests
Stalhwerk Thuringen Gmb H [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp Zoo [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Financial transactions, product sales and Equity interests
CSN Mining Holding SLU [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Financial transactions, product sales and Equity interests
CSN Mining GmbH [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Commercial representation
Lusosider Iberica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal Unipessoal Lda [Member]
IfrsStatementLineItems [Line Items]
Equity interests		79.75%
Core business	Commercial and representation of products
Companhia Siderurgica Nacional LLC [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Import and distribution/resale of products
Elizabeth Cimentos S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.98%
Core business	Manufacturing and sale of cement
Santa Ana Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.98%
Core business	Electric power generation
Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.98%
Core business	Electric power generation
Brasil Central Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.98%
Core business	Electric power generation
Circula Mais Servico De Intermediacao Comercial S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	99.90%
Core business	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgrafica Iguacu S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.89%	99.89%
Core business	Metal packaging manufacturing
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Electric power generation
Companhia Estadua lDe Geracaode Energia Eletrica CEEEG [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	98.98%
Core business	Electric power generation
Ventosde Vera Cruz S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	98.97%
Core business	Electric power generation
Ventosde Curupira S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	98.97%
Core business	Electric power generation
Ventosde Povo Novo S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	99.99%	98.97%
Core business	Electric power generation
MAZET Maschinenbau Zerspanungstechnik Unterwellwnborn GmbH [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Production and sale of long steel and related activities
CSN Mining Internacional GmbH [Member]
IfrsStatementLineItems [Line Items]
Equity interests	69.01%	79.75%
Core business	Commercial and representation of products
CSN International Steel GmbH [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%
Core business	Commercial and representation of products
Ita Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	48.75%	48.75%
Core business	Electric power generation
MRS Logistica SA [Member]
IfrsStatementLineItems [Line Items]
Equity interests	18.75%	18.64%
Core business	Railroad transportation
Aceros Del Orinoco S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	31.82%	31.82%
Core business	Dormant company
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	48.03%	48.03%
Core business	Railroad logistics
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	50.00%	50.00%
Core business	Rental of commercial and industrial machinery and equipment
MRS Logistica SA 1 [Member]
IfrsStatementLineItems [Line Items]
Equity interests	12.93%	14.86%
Core business	Railroad transportation
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	20.00%	20.00%
Core business	Metallurgy and Equity interests
Panatlantica S. A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	29.92%
Core business	Steel
Jaguari Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	10.50%	10.39%
Core business	Electric power generation
Chapecoense Geracao S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	9.00%	8.91%
Core business	Electric power generation
Companhia Energetica Riodas Antas Ceran [Member]
IfrsStatementLineItems [Line Items]
Equity interests	30.00%	29.69%
Core business	Electric power generation
Ventosdo Sul Energia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests		9.90%
Core business	Electric power generation
Foz Chapeco Energia S A [Member]
IfrsStatementLineItems [Line Items]
Equity interests	9.00%	8.91%
Core business	Electric power generation
Diplic I I Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
Caixa Vertice Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
VR1 Private Credit Balanced Mutual Fund [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Investment fund
Consorcio Itauba [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Electric power generation
Consorcio Passo Real [Member]
IfrsStatementLineItems [Line Items]
Equity interests	100.00%	100.00%
Core business	Electric power generation
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Equity interests	17.92%	17.92%
Core business	Electric power generation
Consorcio Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
Equity interests	15.00%	15.00%
Core business	Electric power generation